PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Leasehold improvement	1,758,217	1,758,217	225,897
Furniture and fixtures	292,724	292,724	37,609
Motor vehicles	1,904,972	1,904,972	244,751
Office equipment	108,995	108,995	14,003
Total	4,064,908	4,064,908	522,260
Less: Accumulated depreciation	2,750,897	3,131,890	402,386
Net book value	1,314,011	933,018	119,874

Depreciation expenses recognized for the years ended December 31, 2025, 2024 and 2023 were HK$380,994 (US$48,950), HK$380,995 and HK$209,966, respectively.